Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
Income tax expense	$ 0	$ 0
Non-qualified stock options cancelled, Value	1,600,000
Reversal of deferred tax assets	520,000
Valuation allowance decreased amount	(1,645,000)	1,265,000
Research and development tax credit carryforwards	$ 117,000
Tax credit carryforwards expiration period	2029
Federal net operating loss carryforwards	$ 24,123,000
State NOLs	$ 4,336,000
Tax credit carryforwards expiration year end	2035
Accrued amount for payment of interest and penalties	$ 0	0
Unrecognized tax benefits	$ 0	$ 0
Research and Development Tax Credit Carryforwards [Member]
Income Tax [Line Items]
Tax credit carryforwards expiration period	2029